SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of options

	Year ended December 31,
	2022	2023	2024
Risk-free interest rate per annum	4.43%	3.85%	4.57%
Exercise multiple	2.8	2.8	2.8
Expected volatility	79.0%	78.0%	109.3%
Expected dividend yield	0%	0%	0%
Fair value of ordinary shares	$0.369	$0.52	$0.32
Expected terms (in years)	10	10	10

Summary of share option activity

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2024	5,734,080	$0.36
Granted	2,772,594	$0.31
Exercised	(20,000)	$0.25
Forfeited	(1,644,180)	$0.35
Outstanding at December 31, 2024	6,842,494	$0.34

Summary of information regarding the share options granted

	As of December 31, 2024
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	6,842,494	$0.34	7.48	$0.00
Exercisable	4,562,494	$0.35	6.48	$0.00
Expected to vest	2,280,000	$0.33	9.47	$—